Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Revenues:
Cryptocurrency mining	$ 67,337	$ 107,465	$ 435,740	$ 249,819
Sales of cryptocurrency mining equipment	14,890	0	18,430	29,324
Total revenues	82,227	107,465	454,170	279,143
Cost of revenues	189,011	227,083	996,409	1,005,479
Gross loss	(106,784)	(119,618)	(542,239)	(726,336)
Operating expenses:
General and administrative	99,717	107,385	472,399	1,823,523
Impairment of assets			0	2,097,930
Loss from operations	(206,501)	(227,003)	(1,014,638)	(4,647,789)
Other income (expense):
Total operating expenses			472,399	3,921,453
Interest expense	(100,872)	(301,287)	(655,199)	(214,373)
Realized gain (loss) on digital currencies	88,375	(3,361)
Unrealized loss on digital currencies	(2,521)	0
Loss on disposition of property and equipment	(207,281)	0	(162,451)	0
Realized loss on sale of investments			(733)	(32,770)
Change in fair value of derivative liabilities	40,022	841,736	782,258	(2,468,339)
Unrealized gain on investments			6,617	0
Loss on conversion of debt	0	(7,545)	(4,592)	0
Digital currency theft loss	0	(33,037)	(33,037)
Loss on settlement of warrants			0	500,000
Loss on exchange of Series B preferred stock			0	1,650,000
Total other income (expense)	(182,277)	496,506	(67,137)	(4,865,482)
Income (loss) before income taxes	(388,778)	269,503	(1,081,775)	(9,513,271)
Provision for income taxes	0	0	0	0
Net income (loss)	$ (388,778)	$ 269,503	$ (1,081,775)	$ (9,513,271)
Net income (loss) per common share:
Basic	$ (0.00)	$ 0.01	$ (0.02)	$ (0.70)
Diluted	$ (0.00)	$ 0.00	$ (0.02)	$ (0.70)
Weighted average number of common shares outstanding:
Basic	111,986,110	35,499,687	65,389,138	13,665,421
Diluted	111,986,110	105,191,630	65,389,138	13,665,421